LEASES (Details 4) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Lease [Abstract]
Balance as of January 1,		$ 5,985	$ 4,849
Sublease receipts		(1,824)	(1,112)
Additions		0	2,248
Remeasurement of net investment in a finance lease	$ (1,488)	(1,488)	0	$ 0
Balance as of December 31,		$ 2,673	$ 5,985	$ 4,849